Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Disclosure of key management personnel compensation [Table Text Block]
	Year ended December 31,
	2021	2020
Salaries and other short-term benefits	$1,997	$2,351
Other long-term benefits	137	59
Share-based payment (1)	956	1,781
Total	$3,090	$4,191

(1) Share-based payment represents the amount capitalized or expensed during the period (see Note 10).